Business Division Information and Geographical Segments (Details 4) - 6 months ended Jun. 30, 2014 - USD ($)	Total
Segment Reporting [Abstract]
Net Revenues	$ 677,882
Net (loss) income from continuing operations	$ (4,036,059)
Net (loss) income per share from continuing operations (in dollars per share)	$ (3.89)
Weighted average number of shares - Basic and diluted (in shares)	1,038,779